Intangible assets - Goodwill (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in goodwill [abstract]
Balance at beginning of the year	R$ 28,364,256	R$ 28,355,039	R$ 28,332,719
Additions (loss):
BW Guirapá (Note 3.c)	0	(22,320)	22,320
Banco PSA Finance Brasil S.A.	0	1,557	0
Ipanema Empreendimentos e Participações Ltda.	(490)	28,120	0
Santander Brasil Tecnologia S.A.	16,382	0	0
Others	(1,860)	1,860	0
Balance at end of the year	R$ 28,378,288	R$ 28,364,256	R$ 28,355,039